Impairment of intangible assets	6 Months Ended
Jun. 30, 2026
Disclosure of impairment loss and reversal of impairment loss [abstract]
Impairment of intangible assets
B.4. Impairment of intangible assets
The monitoring of impairment indicators for other intangible assets (excluding software) led to the recognition of impairment losses of €1,031 million in the first half of 2026, mainly comprising a €952 million impairment loss taken against the amlitelimab asset, corresponding to the entire carrying amount of this intangible asset.